Financial risk management and derivative financial instruments - Additional Information (Detail) € in Millions, £ in Millions, Euro in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 Euro
Disclosure of financial risk management [line items]
Change in value of hedged item used as basis for recognising hedge ineffectiveness		$ 1	$ 2
Exchange element of currency swaps		13	(15)
Minimum liquidity covenant value		400			$ 400	$ 400
Interest expense on borrowings		102	78	$ 61
Currency swaps [member]
Disclosure of financial risk management [line items]
Other fair value elements of currency swaps		30	5
Exchange element of currency swaps		13	15
Currency swaps [member] | Carrying Amounts [Member]
Disclosure of financial risk management [line items]
Gain (loss) on carrying amount		(17)	(20)
Senior Unsecured Long-term Credit [Member]
Disclosure of financial risk management [line items]
Interest expense on borrowings		$ 36
EUR500m 2.125% bonds 2027 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €							€ 500
Currency swaps transaction percentage		2.125%					2.125%	2.125%
Syndicated and Bilateral Facilities [Member] | Maximum [member]
Disclosure of financial risk management [line items]
Borrowings, interest rate basis	2.75
Syndicated and Bilateral Facilities [Member] | Minimum [member]
Disclosure of financial risk management [line items]
Borrowings, interest rate basis	0.90
EUR500m 1.625% bonds 2024 [member]
Disclosure of financial risk management [line items]
Swaps held by Group | €							€ 500
Currency swaps transaction percentage		1.625%					1.625%	1.625%
Currency risk [member] | Net investment hedges [member] | Forward contract [member]
Disclosure of financial risk management [line items]
Currency swaps borrowings									100	100
Interest rate risk [member]
Disclosure of financial risk management [line items]
Interest rate on deposits		1.00%					1.00%
Interest rate risk [member] | Fixed interest rate [member]
Disclosure of financial risk management [line items]
Description of fixed Interest rate borrowings		The Group’s policy requires a minimum of 50% fixed rate debt over the next 12 months
Fixed Interest rate borrowings		100.00%					100.00%	94.00%
Liquidity risk [member]
Disclosure of financial risk management [line items]
Funds held in foreign countries where repatriation is restricted		$ 44	$ 16
Number of financial covenants		two